SUBSEQUENT EVENTS (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jul. 06, 2020 CNY (¥)	Jun. 30, 2018 USD ($)
Debt Securities, Held-to-maturity	$ 0		$ 48,345,306
Decrease in revenue (as a percent)	16.00%
Specific allowance for lease payment receivables for COVID-19	$ 85,023,066
Subsequent event
Repayment of loan being highly uncertain, loan amount | ¥		¥ 580